Aptus Enhanced Yield ETF
Schedule of Investments
July 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 95.9%	Par	Value
United States Treasury Notes
0.25%, 08/31/2025 (a)	$20,000,000	$19,932,652
4.38%, 08/15/2026 (a)	45,000,000	45,099,020
1.63%, 09/30/2026	25,000,000	24,293,457
2.75%, 07/31/2027	20,000,000	19,542,188
0.50%, 10/31/2027	25,000,000	23,178,223
2.25%, 11/15/2027	30,000,000	28,911,914
1.00%, 07/31/2028	40,000,000	36,762,500
4.50%, 05/31/2029	20,000,000	20,408,985
TOTAL U.S. TREASURY SECURITIES (Cost $218,482,288)		218,128,939

SHORT-TERM INVESTMENTS - 6.3%	Shares	Value
Money Market Funds - 6.3%
First American Treasury Obligations Fund - Class X, 4.22% (b)	14,402,453	14,402,453
TOTAL SHORT-TERM INVESTMENTS (Cost $14,402,453)		14,402,453

TOTAL INVESTMENTS - 102.2% (Cost $232,884,741)		232,531,392
Liabilities in Excess of Other Assets - (2.2)%		(4,991,368)
TOTAL NET ASSETS - 100.0%		$227,540,024
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of July 31, 2025 is $65,030,500.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Aptus Enhanced Yield ETF
Schedule of Total Return Swap Contracts
July 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTEVHT (a)	Goldman Sachs	Receive	EFFR	Termination	01/05/2027	$231,793,582	$628,490
Net Unrealized Appreciation (Depreciation)							$628,490

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of July 31, 2025.
(a) The Diversified Equity Volatility Harvesting Series (“RCXTEVHT” or the “Index”) is a rules-based strategy that will add or subtract risk based on proprietary signals. The index generally is made up of Cboe Volatility Index ("VIX"), Nasdaq & S&P Index options, and VIX futures. As of July 31, 2025, the components of the Index are provided below.

The underlying components of the index as of July 31, 2025 are shown below:

Description	Expiration Date	Number of Contracts Purchased/(Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts:
Cboe Volatility Index August 2025	08/20/2025	21,893	$393,120	0.17%
Cboe Volatility Index September 2025	09/17/2025	4,274	84,920	0.04%
Total Futures Contracts			478,040	0.21%
Option Contracts:
Nasdaq-100 Weekly P22325 Index	08/01/2025	(97.34)	(276)	0.00%
Nasdaq-100 Weekly P22500 Index	08/01/2025	(121.61)	(598)	0.00%
Nasdaq-100 Weekly P22690 Index	08/01/2025	(161.55)	(1,634)	0.00%
Nasdaq-100 Weekly P22710 Index	08/01/2025	(484.80)	(5,387)	0.00%
Nasdaq-100 Weekly P22730 Index	08/01/2025	(242.69)	(2,958)	0.00%
S&P 500 Weekly P6170 Index	08/01/2025	(660.06)	(508)	0.00%
S&P 500 Weekly P6175 Index	08/01/2025	(821.97)	(664)	0.00%
S&P 500 Weekly P6215 Index	08/01/2025	(1,095.94)	(1,666)	0.00%
S&P 500 Weekly P6225 Index	08/01/2025	(1,648.66)	(3,070)	0.00%
S&P 500 Weekly P6245 Index	08/01/2025	(3,302.39)	(9,698)	-0.01%
Nasdaq-100 Weekly P22300 Index	08/04/2025	(97.11)	(641)	0.00%
Nasdaq-100 Weekly P22500 Index	08/04/2025	(121.16)	(1,469)	0.00%
Nasdaq-100 Weekly P22510 Index	08/04/2025	(242.40)	(3,045)	0.00%
Nasdaq-100 Weekly P22530 Index	08/04/2025	(161.77)	(2,145)	0.00%
S&P 500 Weekly P6140 Index	08/04/2025	(657.58)	(1,060)	0.00%
S&P 500 Weekly P6180 Index	08/04/2025	(1,921.06)	(5,004)	0.00%
S&P 500 Weekly P6190 Index	08/04/2025	(1,651.20)	(4,970)	0.00%
Nasdaq-100 Weekly P22360 Index	08/05/2025	(161.55)	(2,310)	0.00%
Nasdaq-100 Weekly P22400 Index	08/05/2025	(218.27)	(3,493)	0.00%
S&P 500 Weekly P6150 Index	08/05/2025	(1,925.13)	(6,456)	0.00%
S&P 500 Weekly P6155 Index	08/05/2025	(657.56)	(2,328)	0.00%
Nasdaq-100 Weekly P22300 Index	08/06/2025	(218.27)	(3,834)	0.00%
S&P 500 Weekly P6125 Index	08/06/2025	(825.60)	(3,084)	0.00%
S&P 500 Weekly P6130 Index	08/06/2025	(659.46)	(2,586)	0.00%
Nasdaq-100 Weekly P22200 Index	08/07/2025	(96.88)	(1,894)	0.00%
S&P 500 Weekly P6100 Index	08/07/2025	(660.48)	(2,772)	0.00%
Cboe Volatility C19.5 Index	08/20/2025	(7,882.06)	(8,942)	-0.01%
Cboe Volatility C20.5 Index	08/20/2025	(47,710.75)	(46,900)	-0.02%
Cboe Volatility C21.5 Index	08/20/2025	(39,828.69)	(34,624)	-0.02%
Cboe Volatility C22 Index	08/20/2025	(26,173.71)	(21,497)	-0.01%
Cboe Volatility C22.5 Index	08/20/2025	(31,845.16)	(24,823)	-0.01%
Cboe Volatility C23 Index	08/20/2025	(112,169.71)	(82,931)	-0.04%
Cboe Volatility C23.5 Index	08/20/2025	(9,326.86)	(6,535)	0.00%
Cboe Volatility C24 Index	08/20/2025	(44,758.71)	(29,690)	-0.01%
Cboe Volatility C24.5 Index	08/20/2025	(79,990.13)	(50,954)	-0.02%
Cboe Volatility C25 Index	08/20/2025	(57,346.05)	(34,599)	-0.01%
Cboe Volatility C26 Index	08/20/2025	(82,882.63)	(45,751)	-0.02%
Cboe Volatility C27 Index	08/20/2025	(84,172.07)	(42,521)	-0.02%
Cboe Volatility C28 Index	08/20/2025	(18,485.81)	(8,528)	-0.01%
Cboe Volatility C29 Index	08/20/2025	(47,235.52)	(20,146)	-0.01%
Cboe Volatility C30 Index	08/20/2025	(16,437.09)	(6,517)	0.00%
Cboe Volatility C31 Index	08/20/2025	22,271.44	8,188	-0.01%
Cboe Volatility C33 Index	08/20/2025	(2,145.41)	(698)	0.00%
Cboe Volatility C34 Index	08/20/2025	63,991.40	19,613	0.01%
Cboe Volatility C35 Index	08/20/2025	53,415.90	15,366	0.01%
Cboe Volatility C37 Index	08/20/2025	26,894.37	7,118	0.00%
Cboe Volatility C38 Index	08/20/2025	27,980.58	6,921	0.00%
Cboe Volatility C40 Index	08/20/2025	133,146.54	30,313	0.01%
Cboe Volatility C42.5 Index	08/20/2025	152,517.62	31,266	0.01%
Cboe Volatility C45 Index	08/20/2025	61,687.97	11,412	0.01%
Cboe Volatility C47.5 Index	08/20/2025	131,336.50	21,692	0.01%
Cboe Volatility C50 Index	08/20/2025	22,475.50	3,293	0.00%
Cboe Volatility C55 Index	08/20/2025	6,436.23	805	0.00%
Cboe Volatility C60 Index	08/20/2025	6,236.32	613	0.00%
Cboe Volatility C23.5 Index	09/17/2025	(4,433.66)	(7,087)	0.00%
Cboe Volatility C24.5 Index	09/17/2025	(17,200.06)	(25,218)	-0.01%
Cboe Volatility C25 Index	09/17/2025	(7,322.93)	(10,314)	0.00%
Cboe Volatility C26 Index	09/17/2025	(23,464.30)	(30,504)	-0.01%
Cboe Volatility C27 Index	09/17/2025	(3,320.01)	(4,020)	0.00%
Cboe Volatility C28 Index	09/17/2025	(8,451.40)	(9,466)	-0.01%
Cboe Volatility C29 Index	09/17/2025	(22,766.56)	(23,715)	-0.01%
Cboe Volatility C31 Index	09/17/2025	(4,017.74)	(3,659)	0.00%
Cboe Volatility C32 Index	09/17/2025	(2,677.23)	(2,289)	0.00%
Cboe Volatility C45 Index	09/17/2025	13,300.98	5,921	0.00%
Cboe Volatility C47.5 Index	09/17/2025	60,267.99	24,419	0.01%
Cboe Volatility C50 Index	09/17/2025	12,053.23	4,516	0.00%
Cboe Volatility C55 Index	09/17/2025	8,031.70	2,530	0.00%
Total Options Contracts			(461,492)	-0.20%
Cash
Cash			231,777,034	99.99%
Total Underlying Positions			$231,793,582	100.00%

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Aptus Enhanced Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$218,128,939	$–	$218,128,939
Money Market Funds	14,402,453	–	–	14,402,453
Total Investments	$14,402,453	$218,128,939	$–	$232,531,392

Other Financial Instruments:
Total Return Swaps*	$–	$628,490	$–	$628,490
Total Other Financial Instruments	$–	$628,490	$–	$628,490

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2025.

Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.